Fair Value - Additional Information (Detail) - JPY (¥)	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Carrying amounts of other equity interests of which fair value is not readily determinable	¥ 351,000,000,000		¥ 208,000,000,000
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	80.7		0
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	98.7		99.6
Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Loans held-for-sale	84.8		77.6
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	146,000,000,000		¥ 161,000,000,000
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ 34,000,000,000	¥ 128,000,000,000
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred into Level 3	¥ 1,000,000,000	1,000,000,000
Fair value of liabilities transferred out of Level 3	2,000,000,000
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3		8,000,000,000
Fair value of assets transferred out of Level 3	4,000,000,000	1,000,000,000
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	¥ 2,000,000,000	¥ 9,000,000,000